Fair Value Measurements (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash	$ 7,664	$ 10,528
Cash and restricted cash	7,664
Financing Receivable, Net	29,286	20,179	6,500
Finance receivables	29,324	20,218
Marketable investments	3,119	3,000
Marketable investments	3,119	3,000
Other assets	204	265
Other assets at Fair value	204	265
Warrant liability	292	288
Warrant liability	292	288
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash	7,664
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable investments	3,119	3,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables	29,324	20,218
Other assets at Fair value	204	265
Warrant liability	$ 292	$ 288